OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

21.         OTHER NON-CURRENT LIABILITIES

	December 31,	December 31,
	2016	2017

Financial liabilities
-Long-term payables for mining rights	789,420	749,761
-Other financial liabilities	300	19,300
	789,720	769,061

Obligations in relation to early retirement schemes (Note (i))	674,835	900,924
Deferred government grants	1,466,656	1,406,122
Deferred gain relating to sales and leaseback agreements (Note (ii))	193,724	176,774
Provision for rehabilitation	106,769	113,672
Others	6,037	5,837
	2,448,021	2,603,329

	3,237,741	3,372,390

Note:

(i)Obligations in relation to early retirement schemes

From 2014, certain subsidiaries and branches implemented certain early retirement benefit schemes which allow qualified employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the early retirement employees’ living expenses for no more than five years in the future on a monthly basis according to the early retirement benefit schemes, together with social insurance and housing fund pursuant to the regulation of the local Social Security Office. Living expenses, social insurance and the housing fund are together referred to as "the Payments". The Payments are forecasted to increase by 3% per annum with reference to the inflation rate and adjusted based on the average death rate in China. The Payments are discounted by the treasury bond rate of December 31, 2017. As at December 31, 2016 and 2017, the current portion of the Payments within one year was reclassified to "other payables and accrued liabilities".

As at December 31, 2016 and 2017, obligations in relation to retirement benefits under the Group’s early retirement schemes are as follows:

	2016	2017

As at January 1,	1,147,320	996,598
Provision made during the year (note 29)	132,044	767,632
Interest costs	84,616	17,618
Payment during the year	(367,382)	(343,408)

As at December 31,	996,598	1,438,440

Non-current	674,835	900,924
Current (note 22)	321,763	537,516

	996,598	1,438,440

(ii)

As disclosed in note 20, the Group entered into several sales and leaseback agreements which were finance leases during the year. The deferred gains resulting from the sales were classified under other non-current liabilities and were amortized over the useful lives of the assets leased back.